DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) cbm in Thousands, Mcf in Thousands, $ in Millions	Dec. 31, 2020 USD ($) Mcf cbm T	Dec. 31, 2019 USD ($) cbm T Mcf
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 24,441	$ 19,740
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,518	6,261
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	192	374
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	18,305	13,058
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 426	$ 47
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | cbm	16,010	5,390
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | Mcf	79,790	11,740
Commodity Swap Contract, Lead
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	50,078	20,420,000,000
Commodity Swap Contract, Tin
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	2,269	2,548,000,000
Commodity Swap Contract, Polypropylene
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	36,907	31,120,000,000